Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2021
Intangible Assets, Net
Schedule of intangible assets, net

	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Computer software	19,936	22,829	3,534
Licenses	16,542	15,295	2,367
Intangible assets, cost	36,478	38,124	5,901
Less: accumulated amortization	(7,055)	(13,899)	(2,151)
	29,423	24,225	3,750